August 11, 1999

                THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS --

             DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND

                           SUPPLEMENT TO PROSPECTUS

                            DATED NOVEMBER 1, 1998

   THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "DESCRIPTION OF THE FUND - OTHER INVESTMENT POLICIES AND RISK FACTORS:"

Custodial Receipts. The Fund may purchase securities, frequently referred to as "custodial receipts," representing the right to receive future principal and interest payments on municipal obligations underlying such receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of a municipal obligation deposits such obligation with a custodian in exchange for two or more classes of receipts. The class of receipts that the Fund may purchase has the characteristics of a typical tender option security backed by a conditional "put," which provides the holder with the equivalent of a short-term variable rate note. At specified intervals, the interest rate for such securities is reset by the remarketing agent in order to cause the securities to be sold at par through a remarketing mechanism. If the remarketing mechanism does not result in a sale, the conditional put can be exercised. In either event, the holder is entitled to full principal and accrued interest to the date of the tender or exercise of the "put." The "put" may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons. Before purchasing such security, Dreyfus is required to make certain determinations with respect to the likelihood of, and the ability to monitor, the occurrence of the conditions that would result in the put not being exercisable. The interest rate for these receipts generally is expected to be below the coupon rate of the underlying municipal obligations and generally is at a level comparable to that of a municipal obligation of similar quality and having a maturity equal to the period between interest rate readjustments. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, municipal obligations having characteristics similar to the custodial receipts in which the Fund may invest.
                     --------------------------------------

   The third sentence in the last paragraph contained in the section of the Fund's Prospectus entitled "Description of the Fund -- Limiting Investment Risks and Certain Risk Considerations" is deleted.
                     --------------------------------------

SMALL ACCOUNT FEE

To offset the relatively higher costs of servicing smaller accounts, the Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the fourth quarter of each calendar year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000, and will not apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.

                                                                       307s0899


                                                                August 11, 1999

                THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS --

              DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND

                           SUPPLEMENT TO PROSPECTUS

                            DATED NOVEMBER 1, 1998

   THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "DESCRIPTION OF THE FUND - OTHER INVESTMENT POLICIES AND RISK FACTORS:"

Custodial Receipts. The Fund may purchase securities, frequently referred to as "custodial receipts," representing the right to receive future principal and interest payments on municipal obligations underlying such receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of a municipal obligation deposits such obligation with a custodian in exchange for two or more classes of receipts. The class of receipts that the Fund may purchase has the characteristics of a typical tender option security backed by a conditional "put," which provides the holder with the equivalent of a short-term variable rate note. At specified intervals, the interest rate for such securities is reset by the remarketing agent in order to cause the securities to be sold at par through a remarketing mechanism. If the remarketing mechanism does not result in a sale, the conditional put can be exercised. In either event, the holder is entitled to full principal and accrued interest to the date of the tender or exercise of the "put." The "put" may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons. Before purchasing such security, Dreyfus is required to make certain determinations with respect to the likelihood of, and the ability to monitor, the occurrence of the conditions that would result in the put not being exercisable. The interest rate for these receipts generally is expected to be below the coupon rate of the underlying municipal obligations and generally is at a level comparable to that of a municipal obligation of similar quality and having a maturity equal to the period between interest rate readjustments. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, municipal obligations having characteristics similar to the custodial receipts in which the Fund may invest.
                     --------------------------------------

   The third sentence in the last paragraph contained in the section of the Fund's Prospectus entitled "Description of the Fund -- Limiting Investment Risks and Certain Risk Considerations" is deleted.
                     --------------------------------------

SMALL ACCOUNT FEE

To offset the relatively higher costs of servicing smaller accounts, the Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the fourth quarter of each calendar year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000, and will not apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.

                                                                       316s0899



                                             August 11, 1999



        THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS -
    DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND

      Supplement to Statement of Additional Information
                   Dated November 1, 1998


     Effective immediately, non-fundamental investment restriction number 2 contained in the section of the Fund's
Statement of Additional Information entitled "Investment
Policies - Investment Restrictions," relating to purchases of securities of issuers that have been in operation for less than three years, is eliminated as an investment restriction of the Fund.


                                             August 11, 1999



        THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS -
     DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND

      Supplement to Statement of Additional Information
                   Dated November 1, 1998


     Effective immediately, non-fundamental investment restriction number 2 contained in the section of the Fund's
Statement of Additional Information entitled "Investment
Policies - Investment Restrictions," relating to purchases of securities of issuers that have been in operation for less than three years, is eliminated as an investment restriction of the Fund.